SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Disclosure of detailed information about property, plant and equipment other than oil and gas properties

	Estimated usage period	Estimated residuals rate
Buildings	12 to 50 years	3%
Equipment, machinery and others	4 to 30 years	3%